REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details)								12 Months Ended
	Mar. 26, 2018 USD ($) $ / shares shares	Mar. 26, 2018 CNY (¥) shares	Jan. 29, 2016 USD ($) $ / shares shares	Jan. 29, 2016 CNY (¥)	May 27, 2015 USD ($) $ / shares shares	May 27, 2015 CNY (¥)	Mar. 05, 2015 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Mar. 26, 2018 CNY (¥) shares	Dec. 16, 2016 USD ($)	Dec. 16, 2016 CNY (¥)
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Issuance of convertible loan							$ 3,900,000			¥ 115,808,672
Interest on convertible loan | $							$ 0
Convertible Loan
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Outstanding principal converted | $	$ 16,827,000
Convertible loan carrying amount													¥ 181,112,874	$ 16,827,000	¥ 115,808,672
Series A1 Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares					16,666,667		3,250,000
Issued price per share | $ / shares					$ 1.20
Proceeds from issuance of Redeemable Convertible Preferred Shares					$ 16,100,000	¥ 101,208,371		$ 6,600,000	¥ 43,068,820	43,068,820	$ 9,500,000	¥ 58,139,551
Series A-2 Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares					3,608,247
Issued price per share | $ / shares					$ 1.66
Proceeds from issuance of Redeemable Convertible Preferred Shares					$ 6,000,000	¥ 36,720,422
Series A-3 Redeemable Convertible Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares			5,003,436
Issued price per share | $ / shares			$ 2.08
Conversion price per share | $ / shares	$ 1.66
Number of shares issued on debt conversion | shares	10,119,329	10,119,329
Proceeds from issuance of Redeemable Convertible Preferred Shares			$ 10,400,000	¥ 67,883,227						¥ 67,883,227
Series B Preferred Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred shares, issued | shares													5,137,859
Issued price per share | $ / shares	$ 4.96
Proceeds from issuance of Redeemable Convertible Preferred Shares	$ 25,500,000	¥ 161,392,196